Parametric
TABS Intermediate-Term Municipal Bond Fund
October 31, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 82.8%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.5%
Texas Water Development Board:
4.50%, 10/15/37	$2,000	$ 2,136,120
4.55%, 10/15/38	5,000	5,347,550
4.70%, 10/15/41	2,500	2,656,125
4.75%, 10/15/42	1,000	1,061,220
		$ 11,201,015
Education — 4.1%
Arizona State University, Green Bonds, 5.00%, 7/1/50	$5,000	$ 5,407,550
Bethlehem Area School District Authority, PA, 3.579%, (67% of SOFR + 0.35%), 1/1/32(1)	1,000	994,060
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/36	2,500	2,915,175
Texas A&M University, 4.375%, 5/15/38	1,720	1,790,365
University of California, 5.00%, 5/15/35	6,000	7,010,280
University of Mississippi Educational Building Corp., 4.125%, 10/1/40	305	310,289
		$ 18,427,719
Electric Utilities — 1.5%
Georgia Municipal Electric Authority, (Plant Vogtle Units 3 & 4 Project M), 5.25%, 7/1/64	$6,500	$ 6,880,380
		$ 6,880,380
Escrowed/Prerefunded — 0.0%(2)
California School Finance Authority, (Aspire Public Schools), Escrowed to Maturity, 5.00%, 8/1/25(3)	$25	$ 25,349
		$ 25,349
General Obligations — 27.3%
Anna, TX, 4.125%, 2/15/41	$1,075	$ 1,077,139
Apex, NC, 3.00%, 6/1/31	245	237,733
Bellingham, WA, 4.00%, 12/1/43	1,725	1,691,587
Brookline, MA, 1.625%, 2/15/35	6,315	4,986,071
Burleson, TX, 5.00%, 3/1/40	5,870	6,308,195
California, 5.00%, 12/1/26	5,325	5,575,861
Chaffey Joint Union High School District, CA, (Election of 2012):
0.00%, 8/1/40	355	183,819
0.00%, 8/1/44	750	316,935
Chandler, AZ, 2.85%, 7/1/32	1,720	1,613,910
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Concord, MA:
4.00%, 1/15/40	$1,140	$ 1,179,182
4.00%, 1/15/41	705	723,527
Conroe Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/39	2,975	2,648,345
Crowley Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/39	345	380,325
David Douglas School District No. 40, OR, 0.00%, 6/15/43	5,500	2,288,440
Florida, (Department of Transportation), 2.00%, 7/1/33	900	744,417
Forsyth County, NC, 4.00%, 6/1/43	505	509,222
Francis Howell R-III School District, MO, 3.00%, 3/1/36	3,000	2,776,170
Franklin Township Somerset County, NJ, 2.00%, 6/15/36	1,500	1,166,685
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/26	1,000	950,140
Glendale Unified School District, CA, 0.00%, 9/1/30	5,280	4,143,480
Guilford County, NC, 3.00%, 5/1/37	2,025	1,860,529
Hays Consolidated Independent School District, TX, (PSF Guaranteed):
3.00%, 2/15/37	1,215	1,125,698
3.25%, 2/15/32	3,000	2,982,000
Huntersville, NC, 2.00%, 6/1/33	450	390,006
Kilgore Independent School District, TX, (PSF Guaranteed), 2.50%, 2/15/36	2,340	1,964,079
Lake Oswego, OR, 2.60%, 6/1/35	1,645	1,450,248
Lewisville, TX:
2.75%, 2/15/35	1,065	918,925
2.75%, 2/15/36	1,760	1,501,262
Lexington, MA, 4.00%, 2/1/42	905	917,408
Massachusetts, 4.00%, 2/1/39	4,000	4,076,480
Minnesota, 1.50%, 8/1/35	1,500	1,128,060
Morris Township, NJ, 3.00%, 11/1/29	60	60,031
Mountain View Whisman School District, CA, (Election of 2020):
4.00%, 9/1/39	2,180	2,235,350
4.00%, 9/1/40	975	994,325
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/25	2,115	2,065,065
New Braunfels, TX, 5.00%, 2/1/41	610	654,292
New York, NY:
5.00%, 3/15/37	1,000	1,144,920
5.25%, 10/1/42	6,000	6,615,120
5.25%, 4/1/47	7,500	8,235,900
North Carolina, 3.00%, 6/1/31	2,000	1,939,100
Orange County, NC, 3.15%, 2/1/37	810	761,522
Pennsylvania, 4.00%, 10/1/37	6,000	6,164,220

Parametric
TABS Intermediate-Term Municipal Bond Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Pickerington Local School District, OH:
4.25%, 12/1/41	$800	$ 820,896
4.25%, 12/1/42	235	240,567
Plano, TX, 3.34%, 9/1/36	5,055	4,814,129
Portland, ME, 2.50%, 4/1/36	1,710	1,432,211
Prosper Independent School District, TX, (PSF Guaranteed), 1.625%, 2/15/33	4,730	3,851,497
Richmond, VA, 2.70%, 7/15/39	3,000	2,466,270
Santa Monica-Malibu Unified School District, CA, (Election of 2018), 5.00%, 8/1/42	2,000	2,207,780
Sherman, TX:
5.00%, 8/15/38	2,185	2,442,808
5.00%, 8/15/43	2,785	3,046,901
Solana Beach School District, CA, (Election of 2016), 4.00%, 8/1/30	70	72,384
Somerville, MA, 1.875%, 10/15/36	4,490	3,500,045
Splendora Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/49	2,010	2,140,469
Washington, 5.00%, 7/1/26	6,000	6,194,640
Wisconsin, 5.00%, 5/1/36(4)	1,000	1,144,120
Worthington City School District, OH, 5.00%, 12/1/43	350	380,034
		$123,440,474
Hospital — 3.9%
Harris County Cultural Education Facilities Finance Corp., TX, (Texas Children's Hospital), (LOC: TD Bank, N.A.), 3.30%, 10/1/45(5)	$9,500	$ 9,500,000
Missouri Health and Educational Facilities Authority, (SSM Health), 5.00% to 6/1/28 (Put Date), 6/1/39	3,000	3,175,380
Ohio, (Cleveland Clinic Health System), 5.00%, 1/1/35	2,975	3,399,235
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 4.00%, 1/1/36	1,100	1,085,788
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	510	514,106
		$ 17,674,509
Housing — 9.6%
Colorado Housing and Finance Authority, Social Bonds, (GNMA), 6.00%, 11/1/52	$2,135	$ 2,279,070
Connecticut Housing Finance Authority:
Social Bonds, 6.25%, 5/15/54	3,080	3,357,385
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.25%, 11/15/53	4,760	5,015,945
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 11/15/52	435	457,563
Connecticut Housing Finance Authority, (Housing Mortgage Finance), 1.50%, 11/15/31	4,310	3,511,357
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Florida Housing Finance Corp., Social Bonds, (FHLMC), (FNMA), (GNMA), 2.60%, 7/1/45	$500	$ 370,690
Illinois Housing Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 10/1/52	3,660	3,950,677
Massachusetts Housing Finance Agency, (SPA: TD Bank, N.A.), 3.24%, 12/1/48(5)	2,500	2,500,000
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 3/1/52	2,615	2,762,251
Nevada Housing Division, (FHLMC), (FNMA), (GNMA), 3.00%, 10/1/39	1,730	1,462,888
New Mexico Mortgage Finance Authority, (Single Family Mortgage Program), (FHLMC), (FNMA), (GNMA), 3.35%, 7/1/39	630	579,140
Ohio Housing Finance Agency:
3.35%, 9/1/49	1,175	986,683
Social Bonds, (FHLMC), (FNMA), (GNMA), 2.25%, 9/1/40	590	441,161
Social Bonds, (FHLMC), (FNMA), (GNMA), 2.45%, 9/1/45	1,120	806,322
Oklahoma Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 6.50%, 9/1/54	840	943,479
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 5.50%, 10/1/53	5,920	6,270,582
Seattle Housing Authority, WA, (Northgate Plaza), 1.00%, 6/1/26	1,000	949,750
Tennessee Housing Development Agency, Social Bonds, 5.50%, 1/1/53	2,885	3,024,259
Texas Department of Housing and Community Affairs:
Social Bonds, (GNMA), 5.75%, 1/1/53	1,755	1,873,884
Social Bonds, (GNMA), 6.00%, 1/1/54	1,770	1,944,734
		$ 43,487,820
Insured - Bond Bank — 1.1%
Indianapolis Local Public Improvement Bond Bank, IN, (AGM), 4.00%, 6/1/36	$4,950	$ 5,047,862
		$ 5,047,862
Insured - Education — 1.4%
Texas State Technical College System, System Improvement, (AGM), 5.50%, 8/1/42	$5,750	$ 6,422,923
		$ 6,422,923
Insured - General Obligations — 1.0%
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/33	$3,435	$ 2,251,093
Mauston School District, WI, (AGM), 1.75%, 3/1/36	1,200	899,388

Parametric
TABS Intermediate-Term Municipal Bond Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Rialto Unified School District, CA, (Election of 2022):
(BAM), 0.00%, 8/1/41	$675	$ 323,440
(BAM), 0.00%, 8/1/42	700	317,961
(BAM), 0.00%, 8/1/43	1,160	499,855
		$ 4,291,737
Insured - Special Tax Revenue — 1.2%
Harris County-Houston Sports Authority, TX, (AGC), 5.00%, 11/15/30(4)	$3,750	$ 4,097,625
Newark, NJ, (Mulberry Pedestrian Bridge Redevelopment), (AGM), 5.00%, 11/15/42	1,000	1,099,060
		$ 5,196,685
Insured - Transportation — 0.3%
Alameda Corridor Transportation Authority, CA, (AGM), 0.00%, 10/1/49	$2,140	$ 1,234,737
		$ 1,234,737
Lease Revenue/Certificates of Participation — 1.7%
Aspen Fire Protection District, CO, 4.00%, 12/1/24	$130	$ 130,027
Oklahoma Industries Authority, (Oklahoma City Public Schools):
5.00%, 4/1/29	2,565	2,781,307
5.00%, 4/1/32	4,000	4,481,320
		$ 7,392,654
Other Revenue — 2.9%
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 4.00% to 8/1/28 (Put Date), 5/1/53	$4,700	$ 4,742,582
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/31	965	979,543
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 12/1/31 (Put Date), 12/1/54	2,500	2,665,625
5.00% to 3/1/30 (Put Date), 7/1/53	2,000	2,120,700
5.00% to 6/1/29 (Put Date), 12/1/52	2,500	2,649,200
		$ 13,157,650
Senior Living/Life Care — 1.8%
Colorado Health Facilities Authority, (CommonSpirit Health Obligations), 5.25%, 11/1/36	$925	$ 1,032,272
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
5.25%, 2/1/44	700	747,509
5.25%, 2/1/48	1,250	1,321,175
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	$1,000	$ 1,018,300
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/44	1,000	1,071,850
Virginia Small Business Financing Authority, (Lifespire of Virginia), 5.00%, 12/1/34(4)	2,750	2,953,858
		$ 8,144,964
Special Tax Revenue — 10.3%
Miami, FL:
5.00%, 3/1/37	$1,250	$ 1,393,513
5.00%, 3/1/38	1,000	1,112,100
Michigan Trunk Line Fund:
4.00%, 11/15/39	15,545	15,688,169
5.00%, 11/15/43	5,000	5,518,000
New York City Transitional Finance Authority, NY, Future Tax Revenue:
5.00%, 11/1/30	2,000	2,226,380
5.00%, 11/1/34	2,500	2,877,150
5.00%, 11/1/38	4,550	5,104,190
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 3/15/37	5,000	5,110,450
4.00%, 2/15/39	6,095	6,157,961
Triborough Bridge and Tunnel Authority, NY, Green Bonds, 5.25%, 11/15/39	1,215	1,383,958
		$ 46,571,871
Transportation — 2.6%
Alameda Corridor Transportation Authority, CA, 0.00%, 10/1/50	$2,080	$ 1,189,739
Chicago, IL, (O'Hare International Airport), 5.25%, 1/1/37	1,500	1,549,230
North Texas Tollway Authority:
4.125%, 1/1/40	3,000	3,023,490
5.00%, 1/1/30	905	996,061
5.00%, 1/1/34	2,000	2,267,560
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/35	2,500	2,803,250
		$ 11,829,330
Water and Sewer — 9.6%
Celina, TX, Waterworks and Sewer System Revenue, 1.75%, 9/1/33	$3,200	$ 2,545,920
Louisville and Jefferson County Metropolitan Sewer District, KY, 5.00%, 5/15/42	4,825	5,283,182

Parametric
TABS Intermediate-Term Municipal Bond Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Massachusetts Water Resources Authority, Green Bonds, 5.00%, 8/1/32	$3,545	$ 4,089,902
Metropolitan Utilities District of Omaha, Water System Revenue, NE, 4.375%, 12/1/41	4,545	4,741,344
New York State Environmental Facilities Corp., (Clean Water and Drinking Water Revenue), 4.00%, 6/15/39	4,950	5,060,038
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	17,000	17,016,830
Spotsylvania County, VA, Water and Sewer Revenue, 4.00%, 12/1/37	720	739,613
Virginia Beach, VA, Storm Water Utility Revenue, 3.00%, 11/15/39	3,745	3,319,643
Washington Suburban Sanitary District, MD, 2.00%, 12/1/41	1,000	713,920
		$ 43,510,392
Total Tax-Exempt Municipal Obligations (identified cost $363,720,094)		$373,938,071

Taxable Municipal Obligations — 0.1%
Security	Principal Amount (000's omitted)	Value
Housing — 0.1%
Pennsylvania Housing Finance Agency, SFMR, 5.457%, 4/1/37	$485	$ 487,992
Total Taxable Municipal Obligations (identified cost $485,000)		$ 487,992

U.S. Treasury Obligations — 14.6%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
4.125%, 11/15/32	$20,000	$ 19,851,562
4.625%, 4/30/31	45,308	46,343,359
Total U.S. Treasury Obligations (identified cost $64,793,377)		$ 66,194,921

Short-Term Investments — 2.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(6)	12,232,514	$ 12,232,514
Total Short-Term Investments (identified cost $12,232,514)		$ 12,232,514
Total Investments — 100.2% (identified cost $441,230,985)		$452,853,498
Other Assets, Less Liabilities — (0.2)%		$ (1,028,177)
Net Assets — 100.0%		$451,825,321
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2024.
(2)	Amount is less than 0.05%.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2024, the aggregate value of these securities is $25,349 or less than 0.05% of the Fund's net assets.
(4)	When-issued security.
(5)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at October 31, 2024.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of October 31, 2024.
At October 31, 2024, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
Texas	18.9%
New York	10.4%
Others, representing less than 10% individually	53.6%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2024, 4.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 3.7% of total investments.

Parametric
TABS Intermediate-Term Municipal Bond Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement
Affiliated Investments
At October 31, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $12,232,514, which represents 2.7% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended October 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$9,129,656	$116,878,896	$(113,776,038)	$ —	$ —	$12,232,514	$442,400	12,232,514
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$373,938,071	$ —	$373,938,071
Taxable Municipal Obligations	—	487,992	—	487,992
U.S. Treasury Obligations	—	66,194,921	—	66,194,921
Short-Term Investments	12,232,514	—	—	12,232,514
Total Investments	$12,232,514	$440,620,984	$ —	$452,853,498

Parametric
TABS Intermediate-Term Municipal Bond Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.